CONVERTIBLE NOTES (Narrative) (Details) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018	Jun. 30, 2017	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2018	Jul. 01, 2018	Mar. 31, 2018
Statements [Line Items]
Transaction costs							$ 3,000		$ 892,000
Shares issued for interest on convertible note (Shares)							545,721	757,924	244,063
Shares issued for interest on convertible note							$ 687,000	$ 725,000	$ 691,000
Loss on warrant derivative							1,913,000
Gain (Loss) on fair value embedded derivatives and warrants					$ 155,000	$ 123,000	$ 2,428,000		$ (1,929,000)
Convertible Notes [Member]
Statements [Line Items]
Borrowings	$ 19,990,000	$ 19,990,000	$ 19,990,000	$ 20,000,000
Borrowings, interest rate				6.875%
Borrowings, adjustment to interest rate basis											0.25%	0.25%
Description of conversion of debt to equity							The initial conversion rate of the Convertible Notes will be 1,001.1112 Common Shares per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per Common Share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's Common Shares of $0.8686 per share on June 27, 2017. After giving effect to the December 13, 2018 share consolidation, the conversion rate is 100.1111 per US$1,000 which is equivalent to a conversion price of approximately $9.989 per common share.
Convertible Note Derivatives				$ 5,381,000	$ 515,000		$ 515,000	61,000		$ 61,000
Transaction costs				1,049,000			39,000			95,000
Value attributed to debt portion of convertible notes				$ 13,570,000				$ 14,792,000		$ 14,792,000
Shares issued for interest on convertible note (Shares)	545,721	757,924	244,063
Shares issued for interest on convertible note	$ 687,160	$ 724,780	$ 691,110
Gain (Loss) on fair value embedded derivatives and warrants							$ (454,000)